Other payables and accrued liabilities (Details) - Schedule of accrued liabilities and other payables - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accrued Liabilities and Other Payables [Abstract]
Other payables	$ 84,350	$ 83,494	$ 110,599
Salary payable	64,757	105,294	229,010
Accrued audit fees	25,000	130,000	221,000
Other accrued expenses	51,012	83,370	57,899
Accrued liabilities and other payables	$ 225,119	$ 402,158	$ 618,508